Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Accounts receivable derived from customer contracts	$ 159,990,300	$ 101,259,081